                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20509

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
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Check Here if Amendment / /; Amendment Number:
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   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         THE CYPRESS FUNDS LLC
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   Address:      865 S. Figueroa St., Suite 700
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                 Los Angeles, CA 90017
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Form 13F File Number: 28-04707
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
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Title:   Chief Operating Officer
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Phone:   (213) 891-6375
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Signature, Place, and Date of Signing:

         /s/ Robert Miller            Los Angeles, California   February 7, 2012
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           [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
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Form 13F Information Table Entry Total: 14
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Form 13F Information Table Value Total: 215,470
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
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                           FORM 13F INFORMATION TABLE

                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
BOEING CO                      Common      097023105    9,301   126,800  SH              Other        1              Shared
BORGWARNER INC                 Common      099724106   19,058   299,000  SH              Other        1              Shared
CATERPILLAR INC                Common      149123101   31,438   347,000  SH              Other        1              Shared
CUMMINS INC                    Common      231021106   17,340   197,000  SH              Other        1              Shared
DEERE & CO                     Common      244199105   14,851   192,000  SH              Other        1              Shared
DEXCOM INC                     Common      252131107    3,724   400,000  SH              Other        1              Shared
FORD MOTOR CO                  Common      345370860   23,887 2,220,000  SH              Other        1              Shared
FORD MOTOR CO                 Warrants     345370134      570   237,700  SH              Other        1              Shared
FREEPORT MCMORAN
 COPPER & GOLD                 Common      35671D857   24,436   664,210  SH              Other        1              Shared
INTEL CORP                     Common      458140100   20,916   862,500  SH              Other        1              Shared
GENTEX CORP                    Common      371901109   11,511   389,000  SH              Other        1              Shared
MCMORAN EXPLORATION CO         Common      582411104   13,386   920,000  SH              Other        1              Shared
OCCIDENTAL PETE CORP DEL       Common      674599105    8,620    92,000  SH              Other        1              Shared
TIFFANY & CO                   Common      886547108   16,432   248,000  SH              Other        1              Shared
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                                                      215,470
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